TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES - Vessel Chartering (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Navios Apollon
Charterparty with subsidiary of Navios Holdings, date	Feb. 16, 2012		Feb. 16, 2012
Daily charter rate, net per day, first year	$ 12,500		$ 12,500
Daily charter rate, net per day, second year	13,500		13,500
Profit sharing based on actual earnings	50/50		50/50
Revenue from charterparty	1,189,000	1,189,000	2,217,000	1,660,000
Navios Prosperity
Charterparty with subsidiary of Navios Holdings, date	May 29, 2012		May 29, 2012
Daily charter rate, net per day, first year	12,000		12,000
Profit sharing based on actual earnings	The first $1,500 in profits above the base rate and thereafter all profits will be split 50% to each party		The first $1,500 in profits above the base rate and thereafter all profits will be split 50% to each party
Revenue from charterparty	1,098,000	291,000	2,173,000	291,000
Navios Libra
Charterparty with subsidiary of Navios Holdings, date	Sep. 30, 2012		Sep. 30, 2012
Daily charter rate, net per day, three years	12,000		12,000
Profit sharing based on actual earnings	50/50		50/50
Revenue from charterparty	1,095,000		2,228,000
Navios Felicity
Charterparty with subsidiary of Navios Holdings, date	May 08, 2013		May 08, 2013
Daily charter rate, net per day, first year	12,000		12,000
Profit sharing based on actual earnings	50/50		50/50
Revenue from charterparty	628,000		628,000
Navios Aldebaran
Charterparty with subsidiary of Navios Holdings, date	May 25, 2013		May 25, 2013
Daily charter rate, net per day, six months	11,000		11,000
Profit sharing based on actual earnings	The first $2,500 in profits above the base rate and thereafter all profits will be split 50% to each party		The first $2,500 in profits above the base rate and thereafter all profits will be split 50% to each party
Revenue from charterparty	$ 315,000		$ 315,000